Cash and cash equivalents and Investments and Additional information on the consolidated statements of cash flows - Additional information required by IAS 7 (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of liabilities generated by financing activities
Proceeds from financial debt	$ 1,730	$ 9,337	$ 4,301
Payment of financial debt	2,986	2,936	31
Payment of interest	848	1,573	$ 471
Total current financial debt
Reconciliation of liabilities generated by financing activities
Balances as of December 31, 2016	11,912
Cash Flows	(2,104)
Accrued interests	928
Exchange differences and currency translation adjustments	1,499
Balances as of December 31, 2017	12,235	11,912
Bank overdrafts
Reconciliation of liabilities generated by financing activities
Balances as of December 31, 2016	1,707
Cash Flows	(1,572)
Balances as of December 31, 2017	135	1,707
Bank loans - principal
Reconciliation of liabilities generated by financing activities
Balances as of December 31, 2016	7,401
Transfers	(1,092)
Cash Flows	882
Accrued interests	11
Exchange differences and currency translation adjustments	992
Balances as of December 31, 2017	8,194	7,401
Notes - principal
Reconciliation of liabilities generated by financing activities
Balances as of December 31, 2016	2,650
Transfers	(57)
Cash Flows	(566)
Exchange differences and currency translation adjustments	131
Balances as of December 31, 2017	2,158	2,650
NDF
Reconciliation of liabilities generated by financing activities
Balances as of December 31, 2016	2
Cash Flows	(32)
Accrued interests	37
Exchange differences and currency translation adjustments	10
Balances as of December 31, 2017	17	2
Accrued interests
Reconciliation of liabilities generated by financing activities
Balances as of December 31, 2016	152
Transfers	1,149
Cash Flows	(816)
Accrued interests	880
Exchange differences and currency translation adjustments	366
Balances as of December 31, 2017	$ 1,731	$ 152